Debt - Summary of Outstanding Debt (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Investor Loan Notes [Member]
Debt Instrument [Line Items]
Long term debt maturity month starting	2021-04
Long term debt effective rate of interest	10.00%
Genius Sports Italy Srl Mortgage [Member]
Debt Instrument [Line Items]
Long term debt maturity month ending	2025-12
Long term debt effective rate of interest	1.00%
Related Party Loan [Member]
Debt Instrument [Line Items]
Long term debt month of maturity	2021-04
Long term debt effective rate of interest	4.00%